Capital Stock - Series H Preferred Stock Transactions - Additional Information (Detail) - USD ($)													1 Months Ended	12 Months Ended
		Oct. 27, 2015	Oct. 10, 2015	Apr. 14, 2015	Oct. 14, 2014	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Jul. 24, 2013	Mar. 12, 2013	Jan. 22, 2013	Oct. 21, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold						29,630	40,000	36,667	22,223		33,334	67,500
Warrants outstanding converted into common stock											16,667	33,750
Warrants exercisable price											$ 30.00	$ 30.00
Warrant term												5 years
Warrants outstanding														126,206	850,058		299,895
Proceeds from exercise of warrants														$ 1,169,000	$ 339,000
Number of warrants exercised														517,035	39,295
Common stock, shares authorized														720,000,000	720,000,000
From exercises of warrants, amount														$ 3,166,000	$ 444,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold	[1]														184,000
Issuance of common stock from conversion of preferred stock, shares	[1]													671,000	60,000
Series A Warrants [Member]
Class of Stock [Line Items]
Expiration date of warrants										Jul. 24, 2018
Placement Agent [Member]
Class of Stock [Line Items]
Warrants exercisable price														$ 13.815
Warrant term														5 years 6 months
Date of placement agency engagement letter														Sep. 23, 2014
Placement agent fee														$ 200,000
From exercises of warrants, amount														62,045
Reimbursement of fees and expenses														$ 50,000
Securities Purchase Agreement [Member] | Placement Agent [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price																$ 1.79
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted														1,981.6	518.4
Series H Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock from conversion of preferred stock, shares														643,000	60,000
Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price					$ 1.79
Purchasers [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares authorized														720,000,000
Percentage of common stock resale														100.00%
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Aggregate initial gross proceeds					$ 2,500,000
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock					258,519
Warrants exercisable price					$ 13.8150
Warrant term					5 years 6 months
Proceeds from exercise of warrants		$ 334,000
Number of warrants exercised		206,814
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock					258,519
Warrants exercisable price				$ 11.25	$ 9.6705
Warrant term					6 months
Warrants, termination date				Jun. 20, 2015
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series C warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock					258,519
Warrants exercisable price					$ 9.6705
Warrant term					12 months
Warrants outstanding			73,000
Proceeds from exercise of warrants													$ 163,000
Number of warrants exercised													100,814
Expiration date of warrants			Nov. 14, 2015
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of common stock resale														200.00%
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Preferred stock, par value per share					$ 0.001
Preferred stock, stated value per share					$ 1,000
Convertible preferred stock, common stock shares issuable upon conversion					258,519
Convertible preferred stock, conversion price					$ 9.6705
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H One [Member]
Class of Stock [Line Items]
Number of shares of common stock sold					2,000
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H Two [Member]
Class of Stock [Line Items]
Number of shares of common stock sold					500

[1]	See Note 1, “Reverse Stock Split”